Land, Buildings And Equipment, Net (Components Of Land, Buildings And Equipment, Net) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Land, Buildings And Equipment, Net
Land	$ 799.6	$ 775.2
Buildings	3,633.1	3,371.6
Equipment	1,511.3	1,385.5
Assets under capital leases	67.7	68.6
Construction in progress	155.7	135.6
Total land, buildings and equipment	6,167.4	5,736.5
Less accumulated depreciation and amortization	(2,533.0)	(2,323.3)
Less amortization associated with assets under capital leases	(12.4)	(9.5)
Land, buildings and equipment, net	$ 3,622.0	$ 3,403.7